Significant Accounting Policies - Schedule of Cumulative Effect of Changes on Consolidated Balance Sheet Due to Adoption of ASC 326 (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 1,494,150	$ 216,631	¥ 2,664,132	$ 386,263	¥ 1,563,755		¥ 2,085,234
Restricted cash							1,900,392
Restricted term deposits							1,966,643
Financing receivables, net							4,411,488
Accrued interest receivable, net							54,284
Guarantee receivables, net							1,464,977
Prepaid expenses and other current assets	1,086,952	157,593	1,194,120				1,324,924
Deposits to insurance companies and guarantee companies	2,249,022	326,078	1,378,489				1,251,003
Contract assets and receivables, net							3,454,851
Other assets	1,048,301	151,989	826,883				454,421
Long‑term investments	348,376	50,510	469,064				511,605
LIABILITIES
Guarantee liabilities							(1,726,368)
Deferred guarantee income	(894,858)	(129,742)	(419,843)
Allowance for credit losses	(197,407)		(328,231)		(529,162)		(373,545)
Deferred tax assets	1,141,761	165,540	1,176,878				157,138
Deferred tax liabilities	(52,559)	(7,620)	(54,335)				(309,646)
Decrease in retained earnings	4,894,273	$ 709,600	4,195,791
ASC 326
LIABILITIES
Contingent guarantee liabilities	¥ (882,107)		¥ (928,840)		(1,738,787)
Allowance for credit losses							¥ (229,661)
ASC 326 | Cumulative Effect Period Of Adoption Adjustment
ASSETS
Cash and cash equivalents						¥ (1,465)
Restricted cash						(1,848)
Restricted term deposits						(1,921)
Financing receivables, net						(229,661)
Accrued interest receivable, net						(1,681)
Guarantee receivables, net						(40,388)
Prepaid expenses and other current assets						(12,077)
Deposits to insurance companies and guarantee companies						(3,060)
Contract assets and receivables, net						(26,045)
Other assets						(2,466)
Long‑term investments						(3,588)
LIABILITIES
Guarantee liabilities						1,726,368
Deferred guarantee income						(1,481,814)
Contingent guarantee liabilities					¥ (2,214,128)	(2,214,128)
Allowance for credit losses						(2,293,774)
Deferred tax assets						78,803
Deferred tax liabilities						296,471
Decrease in retained earnings						(1,918,500)
ASC 326 | Cumulative Effect, Period of Adoption, Adjusted Balance
ASSETS
Cash and cash equivalents						2,083,769
Restricted cash						1,898,544
Restricted term deposits						1,964,722
Financing receivables, net						4,181,827
Accrued interest receivable, net						52,603
Guarantee receivables, net						1,424,589
Prepaid expenses and other current assets						1,312,847
Deposits to insurance companies and guarantee companies						1,247,943
Contract assets and receivables, net						3,428,806
Other assets						451,955
Long‑term investments						508,017
LIABILITIES
Deferred guarantee income						(1,481,814)
Contingent guarantee liabilities						(2,214,128)
Deferred tax assets						235,941
Deferred tax liabilities						¥ (13,175)